Nov. 15, 2022
MML Moderate Allocation Fund
MML Moderate Allocation Fund
MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
Supplement dated November 15, 2022, to the
Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the MML Moderate Allocation Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 20:
The table below shows the Fund’s expected approximate allocation, as of November 17, 2022, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML
Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether a MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).
Equity Funds	61.80%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	5.64%
MML Equity Income Fund	5.69%
MML Focused Equity Fund	10.03%
MML Fundamental Equity Fund	5.04%
MML Fundamental Value Fund	4.92%
MML Income & Growth Fund	4.80%
MML Large Cap Growth Fund	3.35%
– U.S. Mid Cap Equity Funds
MML Mid Cap Growth Fund	3.05%
MML Mid Cap Value Fund	3.28%
MML Small/Mid Cap Value Fund	0.92%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.56%
MML Small Company Value Fund	1.63%
– Global Developed Funds
MML Global Fund	3.07%
– International Developed Funds
MML Foreign Fund	2.41%
MML International Equity Fund	6.27%
– Emerging Markets Funds
MML Strategic Emerging Markets Fund	1.16%
Fixed Income Funds	38.20%
– Global Bond Funds
Invesco V.I. Global Strategic Income Fund	1.10%
– High Yield Bond Funds
MML High Yield Fund	0.66%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	2.31%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.10%
– U.S. Core/Core Plus Bond Funds
MML Dynamic Bond Fund	7.76%
MML Managed Bond Fund	13.98%
MML Total Return Bond Fund	8.75%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	3.60%
Note: Above allocations may not sum up to 100% due to rounding.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE